PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	€ 1,226,630	€ 1,069,652
Property, plant and equipment, ending balance	1,353,165	1,226,630
Right-of-use assets	53,758	59,742	€ 57,765
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,547,970	3,187,711
Additions	365,457	382,005
Divestitures	55,213	17,389
Reclassifications	(6,574)	0
Translation differences and other movements	3,810	(4,357)
Property, plant and equipment, ending balance	3,855,450	3,547,970
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,321,340)	(2,118,059)
Depreciation	230,097	217,952
Divestitures	(49,491)	(13,969)
Reclassifications	1,123
Translation differences and other movements	(1,462)	702
Property, plant and equipment, ending balance	(2,502,285)	(2,321,340)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	29,391	23,609
Property, plant and equipment, ending balance	50,056	29,391
Right-of-use assets	0	0	0
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	29,391	23,609
Additions	16,936	5,805
Divestitures	13	0
Reclassifications	3,722	0
Translation differences and other movements	20	(23)
Property, plant and equipment, ending balance	50,056	29,391
Land | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Reclassifications	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	0	0
Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	246,285	241,526
Property, plant and equipment, ending balance	284,832	246,285
Right-of-use assets	21,613	25,574	15,834
Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	430,455	408,658
Additions	17,852	22,210
Divestitures	3,412	791
Reclassifications	40,046	2,795
Translation differences and other movements	1,736	(2,417)
Property, plant and equipment, ending balance	486,677	430,455
Industrial buildings | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(184,170)	(167,132)
Depreciation	17,875	17,778
Divestitures	(608)	(602)
Reclassifications	284
Translation differences and other movements	(692)	138
Property, plant and equipment, ending balance	(201,845)	(184,170)
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	549,358	537,681
Property, plant and equipment, ending balance	625,099	549,358
Right-of-use assets	3,484	5,041	7,612
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,544,837	2,361,520
Additions	122,893	114,839
Divestitures	46,067	11,423
Reclassifications	144,684	79,937
Translation differences and other movements	376	(36)
Property, plant and equipment, ending balance	2,766,723	2,544,837
Plant, machinery and equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,995,479)	(1,823,839)
Depreciation	191,247	180,868
Divestitures	(43,991)	(10,654)
Reclassifications	1,123
Translation differences and other movements	(12)	(1,426)
Property, plant and equipment, ending balance	(2,141,624)	(1,995,479)
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	71,853	65,440
Property, plant and equipment, ending balance	74,278	71,853
Right-of-use assets	28,661	29,127	34,319
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	213,544	192,528
Additions	20,930	24,445
Divestitures	5,586	5,048
Reclassifications	2,573	3,500
Translation differences and other movements	1,633	(1,881)
Property, plant and equipment, ending balance	233,094	213,544
Other assets | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(141,691)	(127,088)
Depreciation	20,975	19,306
Divestitures	(4,892)	(2,713)
Reclassifications	(284)
Translation differences and other movements	(758)	1,990
Property, plant and equipment, ending balance	(158,816)	(141,691)
Advances and assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	329,743	201,396
Property, plant and equipment, ending balance	318,900	329,743
Right-of-use assets	0	0	€ 0
Advances and assets under construction | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	329,743	201,396
Additions	186,846	214,706
Divestitures	135	127
Reclassifications	(197,599)	(86,232)
Translation differences and other movements	45	0
Property, plant and equipment, ending balance	318,900	329,743
Advances and assets under construction | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Reclassifications	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	€ 0	€ 0